International Operations (Tables)	12 Months Ended
Dec. 31, 2012
International Operations
Summary of assets attributable to international operations

	2012	2011
	(Dollars in Thousands)
Loans:
Commercial	$148,770	$185,287
Others	40,204	44,718

	188,974	230,005
Less allowance for probable loan losses	(1,140)	(1,359)

Net loans	$187,834	$228,646

Accrued interest receivable	$902	$1,064